T. ROWE PRICE Extended Equity Market Index Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 0.5%
AST SpaceMobile (1)(2) 13,000 94
Bandwidth, Class A (1) 13,100 156
Cogent Communications Holdings  6,500 339
EchoStar, Class A (1) 7,715 127
Frontier Communications Parent (1) 29,900 701
Globalstar (1)(2) 116,700 186
IDT, Class B (1) 6,042 150
Iridium Communications (1) 17,518 777
Liberty Global, Class A (1) 24,334 379
Liberty Global, Class C (1) 45,428 750
Liberty Latin America, Class A (1) 14,129 87
Liberty Latin America, Class C (1) 30,238 186
3,932
Entertainment 1.0%
AMC Entertainment Holdings, Class A (1)(2) 79,800 556
Chicken Soup For The Soul Entertainment (1) 13,300 92
Cinemark Holdings (1) 25,013 303
Endeavor Group Holdings, Class A (1) 24,964 506
Genius Brands International (1) 135,100 81
Liberty Media-Liberty Formula One, Class A (1) 5,087 267
Liberty Media-Liberty Formula One, Class C (1) 30,788 1,801
Lions Gate Entertainment, Class B (1) 32,185 224
Madison Square Garden Entertainment (1) 4,783 211
Madison Square Garden Sports (1) 2,521 345
Playtika Holding (1)(2) 20,600 193
ROBLOX, Class A (1) 51,459 1,844
Roku (1) 17,454 984
Skillz (1)(2) 172,100 176
Warner Music Group, Class A  21,000 487
World Wrestling Entertainment, Class A  6,000 421
8,491
Interactive Media & Services 1.1%
Angi (1) 19,900 59
Bumble, Class A (1) 9,400 202
Cargurus (1) 19,100 271
Cars.com (1) 9,920 114
Eventbrite, Class A (1)(2) 17,300 105
fuboTV (1)(2) 28,300 100
IAC (1) 12,730 705
IZEA Worldwide (1) 57,100 41
T. ROWE PRICE Extended Equity Market Index Fund

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MediaAlpha, Class A (1) 15,700 137
Pinterest, Class A (1) 83,891 1,955
Shutterstock  2,800 140
Snap, Class A (1) 147,002 1,444
TripAdvisor (1) 17,300 382
TrueCar (1) 61,564 93
Vimeo (1) 35,914 144
Yelp (1) 11,600 393
Ziff Davis (1) 6,200 425
ZoomInfo Technologies (1) 44,492 1,853
8,563
Media 1.5%
Altice USA, Class A (1) 25,900 151
Cable One  550 469
Cardlytics (1) 10,634 100
Clear Channel Outdoor Holdings (1) 123,500 169
EW Scripps, Class A (1) 15,345 173
Gray Television  17,400 249
iHeartMedia, Class A (1) 19,700 144
John Wiley & Sons, Class A  7,370 277
Liberty Broadband, Class A (1) 3,275 244
Liberty Broadband, Class C (1) 18,607 1,373
Liberty Media-Liberty SiriusXM, Class A (1) 8,600 327
Liberty Media-Liberty SiriusXM, Class C (1) 21,317 804
Magnite (1) 17,700 116
New York Times, Class A  24,200 696
Nexstar Media Group, Class A  5,497 917
PubMatic, Class A (1) 6,000 100
Scholastic  10,973 338
Sinclair Broadcast Group, Class A  10,010 181
Sirius XM Holdings (2) 120,787 690
TechTarget (1) 3,100 184
TEGNA  33,210 687
Trade Desk, Class A (1) 67,300 4,021
12,410
Wireless Telecommunication Services 0.1%
Gogo (1) 32,700 397
Shenandoah Telecommunications  8,921 152
Telephone & Data Systems  14,262 198
United States Cellular (1) 1,893 49
796
Total Communication Services 34,192

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY 11.1%
Auto Components 0.9%
Adient (1) 15,000 416
Autoliv  11,863 790
Dana  26,600 304
Dorman Products (1) 4,800 394
Fox Factory Holding (1) 7,200 569
Gentex  25,720 613
Gentherm (1) 6,000 298
Goodyear Tire & Rubber (1) 36,935 373
LCI Industries  3,900 396
Lear  8,200 982
Luminar Technologies (1)(2) 29,600 216
Motorcar Parts of America (1) 9,700 148
Patrick Industries  4,000 175
QuantumScape (1)(2) 36,762 309
Standard Motor Products  7,750 252
Stoneridge (1) 10,100 171
Superior Industries International (1) 15,200 46
Tenneco, Class A (1) 13,950 243
Visteon (1) 4,300 456
XL Fleet (1)(2) 78,300 70
7,221
Automobiles 0.7%
Canoo (1)(2) 29,700 55
Faraday Future Intelligent Electric (1)(2) 65,000 41
Fisker (1)(2) 20,500 155
Harley-Davidson  21,500 750
Lucid Group (1)(2) 80,304 1,122
Rivian Automotive, Class A (1)(2) 76,485 2,517
Thor Industries  8,900 623
Winnebago Industries  6,520 347
5,610
Distributors 0.0%
Funko, Class A (1) 6,800 137
137
Diversified Consumer Services 0.9%
2U (1) 19,100 119
ADT  19,500 146
Adtalem Global Education (1) 6,300 230
Bright Horizons Family Solutions (1) 12,839 740
Carriage Services  6,600 212
Chegg (1) 17,300 364
Coursera (1) 17,600 190

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Duolingo (1) 2,983 284
Frontdoor (1) 12,150 248
Grand Canyon Education (1) 6,500 535
H&R Block  24,700 1,051
Laureate Education, Class A  23,200 245
Service Corp International  23,231 1,341
Strategic Education  6,125 376
Stride (1) 6,000 252
Terminix Global Holdings (1) 18,400 705
WW International (1) 31,400 123
7,161
Hotels, Restaurants & Leisure 2.8%
Airbnb, Class A (1) 55,417 5,821
Aramark  34,000 1,061
Bally's (1) 7,000 138
BJ's Restaurants (1) 9,933 237
Bloomin' Brands  11,900 218
Boyd Gaming  12,500 596
Brinker International (1) 9,979 249
Canterbury Park Holding  7,313 163
Cheesecake Factory (2) 5,840 171
Choice Hotels International  4,400 482
Churchill Downs  5,200 958
Chuy's Holdings (1) 7,400 172
Cracker Barrel Old Country Store (2) 1,500 139
Dave & Buster's Entertainment (1) 6,800 211
Denny's (1) 23,700 223
Dine Brands Global  4,600 292
DraftKings, Class A (1) 64,289 973
Dutch Bros, Class A (1)(2) 3,300 103
Everi Holdings (1) 20,600 334
Hilton Grand Vacations (1) 14,910 490
Hyatt Hotels, Class A (1) 5,600 453
Jack in the Box (2) 4,600 341
Light & Wonder (1) 14,830 636
Marriott Vacations Worldwide  6,879 838
Papa John's International  5,040 353
Penn Entertainment (1) 13,862 381
Planet Fitness, Class A (1) 13,226 763
Red Robin Gourmet Burgers (1) 18,300 123
Red Rock Resorts, Class A (2) 9,700 332
Rush Street Interactive (1)(2) 24,200 89
SeaWorld Entertainment (1) 10,500 478
Shake Shack, Class A (1) 4,200 189
Six Flags Entertainment (1) 9,800 174

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Texas Roadhouse  9,400 820
Travel + Leisure  14,700 502
Vail Resorts  6,000 1,294
Wendy's  33,140 619
Wingstop  5,400 677
Wyndham Hotels & Resorts  14,800 908
23,001
Household Durables 1.0%
Cavco Industries (1) 1,345 277
Flexsteel Industries  5,600 88
GoPro, Class A (1) 25,500 126
Helen of Troy (1)(2) 3,300 318
Hovnanian Enterprises, Class A (1) 1,684 60
Installed Building Products  4,100 332
iRobot (1) 4,900 276
KB Home  15,000 389
La-Z-Boy  9,950 225
Leggett & Platt  12,070 401
LGI Homes (1) 3,937 320
Lovesac (1) 14,000 285
M/I Homes (1) 5,670 205
MDC Holdings  4,962 136
Meritage Homes (1) 6,800 478
Skyline Champion (1) 8,500 449
Sonos (1) 14,300 199
Taylor Morrison Home (1) 17,000 396
Tempur Sealy International  26,000 628
Toll Brothers  13,920 585
TopBuild (1) 5,400 890
Tri Pointe Homes (1) 22,800 344
Tupperware Brands (1) 11,420 75
Universal Electronics (1) 7,300 144
Vuzix (1)(2) 13,500 78
7,704
Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Class A (1) 9,068 59
CarParts.com (1) 44,100 228
Chewy, Class A (1)(2) 10,941 336
DoorDash, Class A (1) 34,359 1,699
Groupon (1)(2) 6,700 53
Overstock.com (1) 7,300 178
PetMed Express (2) 7,600 148
Poshmark, Class A (1) 11,100 174
Qurate Retail, Series A  80,200 161
RealReal (1)(2) 84,300 126

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Revolve Group (1)(2) 5,700 124
Stitch Fix, Class A (1) 34,600 137
Wayfair, Class A (1)(2) 11,600 378
3,801
Leisure Products 0.5%
Acushnet Holdings  5,075 221
Brunswick  10,600 694
Malibu Boats, Class A (1) 4,300 206
Marine Products  8,600 73
Mattel (1) 62,139 1,177
Peloton Interactive, Class A (1)(2) 46,850 325
Polaris (2) 8,440 807
Topgolf Callaway Brands (1) 17,500 337
YETI Holdings (1) 13,500 385
4,225
Multiline Retail 0.3%
Big Lots  7,600 119
Dillard's, Class A  700 191
Franchise Group (2) 5,600 136
Kohl's (2) 18,800 473
Macy's  39,300 616
Nordstrom (2) 11,200 187
Ollie's Bargain Outlet Holdings (1) 9,500 490
2,212
Specialty Retail 2.1%
Aaron's  10,567 103
Abercrombie & Fitch, Class A (1) 5,800 90
Academy Sports & Outdoors (2) 8,600 363
American Eagle Outfitters  30,180 294
Asbury Automotive Group (1) 3,440 520
AutoNation (1) 6,100 621
Boot Barn Holdings (1) 5,300 310
Burlington Stores (1) 10,900 1,220
Caleres  5,030 122
Carvana (1) 15,973 324
Conn's (1) 10,100 71
Dick's Sporting Goods (2) 8,700 910
Express (1)(2) 48,700 53
Five Below (1) 8,600 1,184
Floor & Decor Holdings, Class A (1) 18,694 1,313
Foot Locker  12,803 399
GameStop, Class A (1)(2) 35,204 885
Gap (2) 16,000 131
Genesco (1) 5,100 200

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Group 1 Automotive (2) 2,800 400
Guess?  8,920 131
Hibbett  3,800 189
Leslie's (1)(2) 24,100 354
Lithia Motors  4,500 965
Monro  7,100 309
Murphy USA  3,600 990
National Vision Holdings (1)(2) 14,022 458
ODP (1) 7,757 273
Penske Automotive Group  2,308 227
Petco Health & Wellness (1) 22,800 254
Rent-A-Center  7,450 130
RH (1) 2,400 591
Sally Beauty Holdings (1) 9,900 125
Signet Jewelers  7,900 452
Sleep Number (1)(2) 4,700 159
Sonic Automotive, Class A (2) 7,220 313
Sportsman's Warehouse Holdings (1) 9,400 78
Urban Outfitters (1) 12,700 249
Victoria's Secret (1) 9,200 268
Vroom (1)(2) 45,600 53
Williams-Sonoma  10,700 1,261
17,342
Textiles, Apparel & Luxury Goods 1.4%
Capri Holdings (1) 22,998 884
Carter's  7,000 459
Columbia Sportswear  3,462 233
Crocs (1) 8,200 563
Deckers Outdoor (1) 4,400 1,375
Fossil Group (1) 19,900 68
G-III Apparel Group (1) 9,000 135
Hanesbrands  37,199 259
Kontoor Brands (2) 8,300 279
Lululemon Athletica (1) 17,049 4,766
Movado Group  3,805 107
Oxford Industries  2,200 197
PVH  4,858 218
Skechers USA, Class A (1) 21,900 695
Steven Madden  12,050 321
Superior Group  4,800 43
Under Armour, Class A (1) 12,000 80
Under Armour, Class C (1) 14,000 83
Vera Bradley (1) 24,500 74

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wolverine World Wide  15,400 237
11,076
Total Consumer Discretionary 89,490
CONSUMER STAPLES 3.0%
Beverages 0.2%
Boston Beer, Class A (1) 1,500 485
Celsius Holdings (1) 5,900 535
Coca-Cola Consolidated  900 371
National Beverage  2,996 115
Willamette Valley Vineyards (1) 10,850 67
1,573
Food & Staples Retailing 0.9%
Albertsons, Class A  12,700 316
Andersons  7,400 230
BJ's Wholesale Club Holdings (1) 22,800 1,660
Casey's General Stores  5,700 1,154
Chefs' Warehouse (1) 6,300 182
Grocery Outlet Holding (1) 12,132 404
Ingles Markets, Class A  3,500 277
Performance Food Group (1) 18,468 793
PriceSmart  3,450 199
Rite Aid (1)(2) 17,400 86
SpartanNash  5,846 170
Sprouts Farmers Market (1) 17,200 477
U.S. Foods Holding (1) 32,300 854
United Natural Foods (1) 9,300 320
7,122
Food Products 1.3%
B&G Foods  8,400 139
Beyond Meat (1)(2) 11,300 160
Bunge  22,312 1,842
Calavo Growers  5,763 183
Cal-Maine Foods  7,900 439
Darling Ingredients (1) 26,700 1,766
Farmer Bros. (1) 12,800 60
Flowers Foods  38,983 962
Fresh Del Monte Produce  5,900 137
Freshpet (1)(2) 8,138 408
Hain Celestial Group (1) 11,000 186
Hostess Brands (1) 26,500 616
Ingredion  8,500 684
John B. Sanfilippo & Son  2,942 223
Lancaster Colony  3,465 521
Post Holdings (1) 7,985 654

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Seaboard  50 170
Simply Good Foods (1) 10,427 334
Tattooed Chef (1)(2) 38,300 191
TreeHouse Foods (1) 10,643 451
Utz Brands (2) 10,500 159
Vital Farms (1) 23,500 281
10,566
Household Products 0.1%
Central Garden & Pet, Class A (1) 7,900 270
Energizer Holdings  9,250 233
Spectrum Brands Holdings  5,611 219
WD-40  2,500 439
1,161
Personal Products 0.4%
Beauty Health (1)(2) 16,400 193
BellRing Brands (1) 14,846 306
Coty, Class A (1) 73,200 463
Edgewell Personal Care  8,050 301
elf Beauty (1) 7,114 268
Herbalife Nutrition (1) 15,900 316
Inter Parfums  3,500 264
Lifevantage  25,900 97
Medifast  2,200 238
Nu Skin Enterprises, Class A  8,600 287
Olaplex Holdings (1) 15,000 143
USANA Health Sciences (1) 2,100 118
Veru (1) 13,600 157
3,151
Tobacco 0.1%
22nd Century Group (1)(2) 63,100 59
Universal  3,808 175
Vector Group  22,482 198
432
Total Consumer Staples 24,005
ENERGY 5.0%
Energy Equipment & Services 0.9%
Archrock  38,867 250
Cactus, Class A  11,000 423
ChampionX  27,700 542
DMC Global (1) 12,400 198
Exterran (1) 12,700 53
Helmerich & Payne (2) 19,400 717
Liberty Energy, Class A (1) 27,467 348

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mammoth Energy Services (1) 18,000 61
Nabors Industries (1) 2,600 264
Newpark Resources (1) 60,400 152
NOV  66,100 1,069
Oceaneering International (1) 32,100 256
Patterson-UTI Energy  44,600 521
Solaris Oilfield Infrastructure, Class A  27,400 256
TechnipFMC (1) 81,548 690
TETRA Technologies (1) 40,800 146
Tidewater (1) 11,409 248
Transocean (1)(2) 112,500 278
Valaris (1) 9,700 475
Weatherford International (1) 9,900 320
7,267
Oil, Gas & Consumable Fuels 4.1%
Adams Resources & Energy  3,341 100
Aemetis (1)(2) 18,400 113
Antero Midstream  56,800 521
Antero Resources (1) 42,461 1,296
Arch Resources  1,200 142
California Resources  11,200 430
Callon Petroleum (1) 7,000 245
Centrus Energy, Class A (1) 3,200 131
Cheniere Energy  35,327 5,861
Chesapeake Energy (2) 14,241 1,342
Chord Energy  5,775 790
Civitas Resources  10,100 580
CNX Resources (1) 35,300 548
Comstock Resources (1) 14,200 245
CONSOL Energy  3,300 212
Continental Resources (2) 9,700 648
Crescent Energy, Class A (2) 8,820 119
CVR Energy  8,300 241
Delek U.S. Holdings  16,900 459
Denbury (1) 7,000 604
Dorian LPG  16,200 220
DT Midstream  11,600 602
Equitrans Midstream  88,200 660
Green Plains (1) 8,700 253
HF Sinclair  21,377 1,151
International Seaways  8,600 302
Kosmos Energy (1) 82,000 424
Magnolia Oil & Gas, Class A (2) 30,071 596
Matador Resources  15,871 776
Murphy Oil  26,918 947

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New Fortress Energy  7,200 315
Ovintiv  40,401 1,858
PBF Energy, Class A (1) 16,903 594
PDC Energy  16,436 950
Peabody Energy (1)(2) 17,000 422
Permian Resources (1)(2) 36,400 248
Range Resources  41,100 1,038
REX American Resources (1) 6,150 172
Ring Energy (1)(2) 38,900 90
SandRidge Energy (1) 11,885 194
SM Energy  19,900 748
Southwestern Energy (1) 159,100 974
Talos Energy (1) 12,000 200
Targa Resources  35,400 2,136
Tellurian (1)(2) 70,700 169
Texas Pacific Land  900 1,599
Uranium Energy (1)(2) 75,200 263
World Fuel Services  14,300 335
32,863
Total Energy 40,130
FINANCIALS 16.1%
Banks 6.1%
1st Source  6,295 292
Ameris Bancorp  9,100 407
Arrow Financial  2,068 60
Associated Banc-Corp  28,827 579
Atlantic Union Bankshares  14,747 448
Banc of California  13,700 219
BancFirst  5,039 451
Bancorp (1) 12,300 270
Bank of Hawaii  5,166 393
Bank OZK  18,700 740
BankUnited  16,018 547
Banner  3,571 211
Berkshire Hills Bancorp  14,700 401
BOK Financial  4,560 405
Brookline Bancorp  22,331 260
Cadence Bank  29,175 741
Cathay General Bancorp  3,056 118
City Holding  3,950 350
Columbia Banking System (2) 10,450 302
Commerce Bancshares  15,433 1,021
Community Bank System  9,628 578
ConnectOne Bancorp  9,083 209
Cullen/Frost Bankers  8,850 1,170

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CVB Financial  26,706 676
Dime Community Bancshares  7,700 225
East West Bancorp  19,200 1,289
Eastern Bankshares  29,000 570
First Bancorp North Carolina  10,375 380
First BanCorp Puerto Rico  31,300 428
First Busey  11,729 258
First Citizens BancShares, Class A  1,924 1,534
First Commonwealth Financial  17,900 230
First Community Bankshares  9,700 311
First Financial  5,580 252
First Financial Bancorp  13,000 274
First Financial Bankshares  23,176 969
First Hawaiian  23,800 586
First Horizon  75,206 1,722
First Interstate BancSystem, Class A  11,542 466
First Merchants  11,013 426
First United  7,811 129
Flushing Financial  5,925 115
FNB  23,732 275
Fulton Financial  8,302 131
German American Bancorp  7,533 269
Glacier Bancorp  15,512 762
Hancock Whitney  12,400 568
Hilltop Holdings  12,398 308
Home BancShares  28,776 648
HomeStreet  7,115 205
Hope Bancorp  25,700 325
Independent Bank  6,690 499
Independent Bank Group  5,600 344
International Bancshares  8,002 340
Live Oak Bancshares  6,400 196
Macatawa Bank  21,900 203
MVB Financial  4,000 111
National Bank Holdings, Class A  9,000 333
NBT Bancorp  11,093 421
Nicolet Bankshares (1) 3,400 240
Northrim BanCorp  4,825 201
Northwest Bancshares  24,083 325
OceanFirst Financial  16,200 302
OFG Bancorp  9,700 244
Old National Bancorp  29,748 490
Pacific Premier Bancorp  15,900 492
PacWest Bancorp  13,812 312
Park National  2,440 304
Peapack-Gladstone Financial  6,557 221

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Peoples Bancorp  11,801 341
Pinnacle Financial Partners  12,449 1,010
Popular  14,412 1,039
Preferred Bank  5,259 343
Prosperity Bancshares  12,760 851
Renasant  10,652 333
S&T Bancorp  12,100 355
Sandy Spring Bancorp  11,930 421
Seacoast Banking  11,639 352
ServisFirst Bancshares  8,300 664
Silvergate Capital, Class A (1) 4,400 332
Simmons First National, Class A  15,510 338
Southside Bancshares  8,690 307
SouthState  12,516 990
Stock Yards Bancorp  7,181 488
Synovus Financial  23,084 866
Texas Capital Bancshares (1) 9,000 531
Tompkins Financial  4,917 357
Towne Bank  15,200 408
TriCo Bancshares  7,300 326
Trustmark  13,000 398
UMB Financial  7,312 616
Umpqua Holdings  34,002 581
United Bankshares  23,300 833
United Community Banks  17,396 576
Univest Financial  10,000 235
Valley National Bancorp  66,616 719
Veritex Holdings  9,000 239
Washington Federal  5,368 161
Washington Trust Bancorp  4,500 209
Webster Financial  27,438 1,240
WesBanco  14,042 469
West BanCorp  10,200 212
Westamerica BanCorp  5,346 280
Western Alliance Bancorp  17,319 1,139
Wintrust Financial  5,400 440
49,080
Capital Markets 3.9%
Affiliated Managers Group  5,600 626
Ares Management, Class A  25,939 1,607
Artisan Partners Asset Management, Class A  9,800 264
BGC Partners, Class A  76,900 241
Blackstone  102,588 8,587
Blue Owl Capital (2) 61,807 570
Carlyle Group  25,214 652

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cohen & Steers  3,200 200
Coinbase Global, Class A (1) 20,051 1,293
Cowen, Class A  7,724 298
Donnelley Financial Solutions (1) 7,175 265
Evercore, Class A  5,400 444
Federated Hermes  15,700 520
Focus Financial Partners, Class A (1) 6,800 214
Hamilton Lane, Class A  5,200 310
Houlihan Lokey  7,715 582
Interactive Brokers Group, Class A  12,200 780
Janus Henderson Group  26,328 535
Jefferies Financial Group  28,447 839
KKR  84,237 3,622
Lazard, Class A  17,900 570
LPL Financial Holdings  11,500 2,512
Moelis, Class A  10,000 338
Morningstar  3,300 701
Open Lending, Class A (1) 19,500 157
Piper Sandler  2,550 267
PJT Partners, Class A  4,800 321
Robinhood Markets, Class A (1)(2) 53,754 543
SEI Investments  13,256 650
StepStone Group, Class A  4,477 110
Stifel Financial  15,229 791
StoneX Group (1) 4,481 372
Tradeweb Markets, Class A  15,208 858
U.S. Global Investors, Class A (2) 26,700 77
Virtu Financial, Class A  14,596 303
Virtus Investment Partners  1,832 292
31,311
Consumer Finance 0.8%
Ally Financial  41,425 1,153
Bread Financial Holdings  6,900 217
Credit Acceptance (1) 1,200 526
Encore Capital Group (1) 5,000 227
Enova International (1) 8,639 253
EZCORP, Class A (1) 36,000 277
FirstCash Holdings  7,438 545
Green Dot, Class A (1) 9,800 186
LendingClub (1) 15,400 170
LendingTree (1) 5,225 125
Navient  20,000 294
OneMain Holdings  12,200 360
PRA Group (1) 10,650 350
PROG Holdings (1) 11,535 173

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SLM  40,500 566
SoFi Technologies (1) 101,794 497
Upstart Holdings (1)(2) 14,700 306
6,225
Diversified Financial Services 0.7%
Apollo Global Management  62,638 2,913
Cannae Holdings (1) 7,500 155
Equitable Holdings  56,626 1,492
FlexShopper (1)(2) 27,700 51
Jackson Financial, Class A  7,517 209
Voya Financial  18,692 1,131
5,951
Insurance 3.1%
Alleghany (1) 1,718 1,442
Ambac Financial Group (1) 16,900 216
American Equity Investment Life Holding  11,000 410
American Financial Group  9,310 1,145
Arch Capital Group (1) 46,400 2,113
Argo Group International Holdings  4,422 85
Assured Guaranty  10,800 523
Axis Capital Holdings  15,073 741
Brighthouse Financial (1) 11,700 508
BRP Group, Class A (1) 12,000 316
CNO Financial Group  18,700 336
Enstar Group (1) 2,500 424
Erie Indemnity, Class A  2,607 580
Fidelity National Financial  37,431 1,355
First American Financial  14,430 665
Genworth Financial, Class A (1) 88,600 310
GoHealth, Class A (1)(2) 111,000 39
Hanover Insurance Group  7,299 935
Horace Mann Educators  7,210 254
James River Group Holdings  7,500 171
Kemper  13,390 553
Kinsale Capital Group  1,918 490
Markel (1) 1,979 2,146
MBIA (1) 16,300 150
Mercury General  4,000 114
National Western Life Group, Class A  1,310 224
Old Republic International  31,793 665
Oscar Health, Class A (1) 22,100 110
Palomar Holdings (1) 4,100 343
Primerica  6,600 815
ProAssurance  13,640 266
Reinsurance Group of America  10,120 1,273

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RenaissanceRe Holdings  8,236 1,156
RLI  5,000 512
Root, Class A (1)(2) 4,305 34
Ryan Specialty Group Holdings (1) 5,392 219
Safety Insurance Group  4,715 385
Selective Insurance Group  9,600 781
Stewart Information Services  4,480 196
Trupanion (1)(2) 3,400 202
United Fire Group  11,600 333
Unum Group  19,400 753
White Mountains Insurance Group  548 714
25,002
Mortgage Real Estate Investment Trusts 0.8%
ACRES Commercial Realty, REIT (1) 16,332 133
AGNC Investment, REIT  54,374 458
Annaly Capital Management, REIT  51,611 886
Apollo Commercial Real Estate Finance, REIT  24,600 204
Arbor Realty Trust, REIT (2) 17,800 205
Ares Commercial Real Estate, REIT  20,600 215
Arlington Asset Investment, Class A, REIT (1)(2) 32,800 89
ARMOUR Residential REIT (2) 20,500 100
Blackstone Mortgage Trust, Class A, REIT  20,400 476
BrightSpire Capital, REIT  31,500 199
Cherry Hill Mortgage Investment, REIT (2) 17,862 88
Chimera Investment, REIT (2) 29,800 156
Dynex Capital, REIT  18,199 212
Hannon Armstrong Sustainable Infrastructure Capital, REIT  14,485 433
Invesco Mortgage Capital, REIT (2) 6,360 71
Ladder Capital, REIT  27,500 246
MFA Financial, REIT  20,850 162
PennyMac Mortgage Investment Trust, REIT (2) 19,300 227
Ready Capital, REIT  13,636 138
Redwood Trust, REIT  22,600 130
Rithm Capital, REIT  62,250 456
Starwood Property Trust, REIT  37,300 680
TPG RE Finance Trust, REIT  19,600 137
Two Harbors Investment, REIT  52,800 175
6,276
Thrifts & Mortgage Finance 0.7%
Axos Financial (1) 8,400 288
Capitol Federal Financial  20,644 171
Essent Group  13,600 474
Federal Agricultural Mortgage, Class C  3,500 347
Flagstar Bancorp  6,400 214
Kearny Financial  29,937 318

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MGIC Investment  44,400 569
Mr Cooper Group (1) 8,885 360
New York Community Bancorp (2) 56,937 486
NMI Holdings, Class A (1) 16,800 342
Ocwen Financial (1) 4,762 111
PennyMac Financial Services  4,365 187
Provident Financial Services  15,318 299
Radian Group  25,658 495
Rocket, Class A  8,400 53
TrustCo Bank  8,543 268
UWM Holdings (2) 40,200 118
Walker & Dunlop  5,000 419
Western New England Bancorp  16,100 131
WSFS Financial  8,550 397
6,047
Total Financials 129,892
HEALTH CARE 14.2%
Biotechnology 6.0%
4D Molecular Therapeutics (1) 13,100 105
Aadi Bioscience (1) 6,779 96
ACADIA Pharmaceuticals (1) 28,300 463
Adamas Pharmaceuticals, CVR (1)(3) 26,000 5
Adamas Pharmaceuticals, CVR (1)(3) 26,000 —
Agenus (1) 79,000 162
Agios Pharmaceuticals (1) 11,100 314
Aldeyra Therapeutics (1) 12,877 69
Alector (1) 13,300 126
Alkermes (1) 27,600 616
Allakos (1)(2) 19,459 119
Allovir (1)(2) 17,500 138
Alnylam Pharmaceuticals (1) 17,900 3,583
Altimmune (1)(2) 10,800 138
Amicus Therapeutics (1) 41,500 433
Anavex Life Sciences (1)(2) 13,100 135
Annovis Bio (1) 6,300 86
Apellis Pharmaceuticals (1) 13,200 902
Arcturus Therapeutics Holdings (1) 5,700 85
Arcus Biosciences (1) 6,200 162
Arrowhead Pharmaceuticals (1) 16,000 529
Atara Biotherapeutics (1) 67,100 254
Avid Bioservices (1) 12,400 237
Beam Therapeutics (1)(2) 7,800 372
BioCryst Pharmaceuticals (1) 25,775 325
Biohaven Pharmaceutical Holding (1) 9,329 1,410
BioMarin Pharmaceutical (1) 26,590 2,254

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Blueprint Medicines (1) 10,000 659
Bridgebio Pharma (1) 43,105 428
C4 Therapeutics (1) 12,400 109
CareDx (1) 9,600 163
Celldex Therapeutics (1) 7,300 205
CEL-SCI (1)(2) 26,800 83
Cerevel Therapeutics Holdings (1)(2) 8,900 252
ChemoCentryx (1) 8,200 424
Coherus Biosciences (1)(2) 20,600 198
CRISPR Therapeutics (1)(2) 10,600 693
Cullinan Oncology (1)(2) 8,900 114
Curis (1)(2) 73,500 51
Cytokinetics (1)(2) 12,696 615
Denali Therapeutics (1) 13,400 411
Dynavax Technologies (1)(2) 15,400 161
Editas Medicine (1) 10,500 129
Emergent BioSolutions (1) 7,800 164
Enanta Pharmaceuticals (1) 4,500 233
EQRx (1) 30,100 149
Exact Sciences (1) 24,532 797
Exelixis (1) 49,390 774
Fate Therapeutics (1) 12,200 273
G1 Therapeutics (1) 17,755 222
Generation Bio (1)(2) 20,600 109
Global Blood Therapeutics (1) 11,995 817
Gritstone bio (1) 17,300 44
Halozyme Therapeutics (1)(2) 20,700 819
Horizon Therapeutics (1) 33,300 2,061
IGM Biosciences (1)(2) 9,200 209
ImmunoGen (1) 27,400 131
Inovio Pharmaceuticals (1)(2) 50,600 87
Insmed (1) 25,421 548
Intellia Therapeutics (1) 12,800 716
Intercept Pharmaceuticals (1) 8,631 120
Invivyd (1) 46,900 147
Ionis Pharmaceuticals (1) 26,485 1,171
Iovance Biotherapeutics (1) 26,288 252
Ironwood Pharmaceuticals (1) 17,120 177
IVERIC bio (1) 17,400 312
KalVista Pharmaceuticals (1) 12,000 174
Karuna Therapeutics (1) 5,019 1,129
Karyopharm Therapeutics (1) 22,200 121
Keros Therapeutics (1) 6,900 260
Krystal Biotech (1) 2,700 188
Kymera Therapeutics (1)(2) 7,300 159
Lexicon Pharmaceuticals (1) 50,600 121

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ligand Pharmaceuticals (1) 1,386 119
Lineage Cell Therapeutics (1)(2) 89,100 101
Madrigal Pharmaceuticals (1) 6,222 404
MannKind (1)(2) 54,600 169
Mirati Therapeutics (1) 8,927 623
Morphic Holding (1) 6,900 195
Myovant Sciences (1)(2) 10,900 196
Myriad Genetics (1) 14,280 272
Natera (1) 14,100 618
Neurocrine Biosciences (1) 15,900 1,689
NightHawk Biosciences (1) 32,570 56
Novavax (1)(2) 11,450 208
Nurix Therapeutics (1) 11,800 154
Ocugen (1)(2) 35,000 62
Olema Pharmaceuticals (1)(2) 18,300 51
Ovid therapeutics (1) 27,500 51
PMV Pharmaceuticals (1)(2) 12,100 144
Point Biopharma Global (1)(2) 38,400 297
Praxis Precision Medicines (1) 23,400 53
Precigen (1) 124,200 263
Prothena (1) 10,618 644
PTC Therapeutics (1) 13,000 653
Qualigen Therapeutics (1) 128,900 34
RAPT Therapeutics (1) 7,200 173
Recursion Pharmaceuticals, Class A (1) 14,400 153
REGENXBIO (1) 6,421 170
Relay Therapeutics (1)(2) 11,700 262
Replimune Group (1) 10,900 188
REVOLUTION Medicines (1) 9,800 193
Rhythm Pharmaceuticals (1)(2) 7,300 179
Rigel Pharmaceuticals (1) 80,100 95
Rocket Pharmaceuticals (1) 11,599 185
Sage Therapeutics (1) 7,000 274
Sana Biotechnology (1) 16,100 97
Sangamo Therapeutics (1) 41,640 204
Sarepta Therapeutics (1) 13,216 1,461
Scholar Rock Holding (1)(2) 33,800 234
Seagen (1) 19,230 2,631
SELLAS Life Sciences Group (1) 17,100 35
Shattuck Labs (1) 19,300 52
Sorrento Therapeutics (1) 75,187 118
SpringWorks Therapeutics (1)(2) 7,700 220
Syros Pharmaceuticals (1)(2) 7,550 49
TCR2 Therapeutics (1) 34,200 62
TG Therapeutics (1) 22,700 134
Travere Therapeutics (1)(2) 10,200 251

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Twist Bioscience (1) 7,800 275
Ultragenyx Pharmaceutical (1) 13,100 542
United Therapeutics (1) 6,700 1,403
Vaxart (1)(2) 29,200 64
VBI Vaccines (1)(2) 146,800 104
Veracyte (1) 8,500 141
Vericel (1) 5,805 135
Verve Therapeutics (1) 3,700 127
Vir Biotechnology (1) 12,400 239
Viridian Therapeutics (1) 5,800 119
Voyager Therapeutics (1) 34,500 204
Xencor (1) 18,200 473
XOMA (1) 6,534 117
Zentalis Pharmaceuticals (1) 9,100 197
48,913
Health Care Equipment & Supplies 2.8%
AngioDynamics (1) 12,000 246
Artivion (1) 10,250 142
Asensus Surgical (1)(2) 225,800 101
AtriCure (1) 9,700 379
Avanos Medical (1) 9,042 197
Axonics (1) 6,400 451
BioLife Solutions (1) 9,200 209
Butterfly Network (1)(2) 38,100 179
Cardiovascular Systems (1) 12,100 168
Cerus (1)(2) 39,200 141
ClearPoint Neuro (1)(2) 8,400 87
CONMED  4,950 397
Enovis (1) 6,714 309
Envista Holdings (1) 22,800 748
Figs, Class A (1) 9,100 75
Glaukos (1) 8,600 458
Globus Medical, Class A (1) 11,300 673
Haemonetics (1) 6,400 474
Heska (1) 2,200 160
ICU Medical (1)(2) 2,600 392
Inari Medical (1)(2) 7,505 545
Inogen (1) 5,700 138
Inspire Medical Systems (1) 5,000 887
Insulet (1) 10,600 2,432
Integer Holdings (1) 3,850 240
Integra LifeSciences Holdings (1) 9,900 419
Invacare (1)(2) 90,300 70
iRhythm Technologies (1) 5,836 731
Lantheus Holdings (1) 10,400 731

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LivaNova (1) 8,400 426
Masimo (1) 7,200 1,016
Meridian Bioscience (1) 7,075 223
Merit Medical Systems (1) 6,806 385
Mesa Laboratories (2) 900 127
Neogen (1) 14,832 207
Nevro (1) 6,346 296
Novocure (1) 13,295 1,010
NuVasive (1) 8,000 351
Omnicell (1) 6,620 576
OraSure Technologies (1) 83,275 316
Outset Medical (1)(2) 10,300 164
Penumbra (1) 6,300 1,194
Pulmonx (1)(2) 11,500 192
QuidelOrtho (1) 7,044 504
SeaSpine Holdings (1) 28,297 161
Senseonics Holdings (1)(2) 83,400 110
Shockwave Medical (1) 5,400 1,502
Silk Road Medical (1) 10,000 450
STAAR Surgical (1) 7,700 543
Tactile Systems Technology (1) 10,650 83
Tandem Diabetes Care (1) 9,200 440
TransMedics Group (1) 3,500 146
Zimvie (1) 7,400 73
22,674
Health Care Providers & Services 2.1%
1Life Healthcare (1) 23,100 396
23andMe Holding, Class A (1)(2) 36,000 103
Acadia Healthcare (1) 15,000 1,173
Accolade (1) 12,100 138
AdaptHealth (1)(2) 11,800 222
agilon health (1) 16,986 398
Amedisys (1) 5,600 542
AMN Healthcare Services (1) 6,905 732
Apollo Medical Holdings (1) 5,400 211
Aveanna Healthcare Holdings (1) 51,000 76
Brookdale Senior Living (1) 45,900 196
Cano Health (1)(2) 38,000 329
Castle Biosciences (1) 6,400 167
Chemed  2,400 1,048
Clover Health Investments (1) 66,327 113
Community Health Systems (1) 24,600 53
CorVel (1) 2,250 311
Covetrus (1) 18,601 388
Encompass Health  13,400 606

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Enhabit (1) 9,600 135
Ensign Group  8,800 700
Guardant Health (1)(2) 16,000 861
HealthEquity (1) 12,400 833
Hims & Hers Health (1) 52,000 290
Invitae (1)(2) 24,600 60
LHC Group (1) 5,200 851
ModivCare (1) 2,100 209
National HealthCare  2,723 172
National Research  7,200 287
Oak Street Health (1)(2) 21,100 517
OPKO Health (1) 81,986 155
Option Care Health (1) 16,500 519
Owens & Minor  10,500 253
Patterson  11,719 281
Pediatrix Medical Group (1) 17,900 296
Pennant Group (1) 12,250 128
Premier, Class A  14,800 502
Privia Health Group (1) 7,300 249
Progyny (1) 8,900 330
R1 RCM (1) 15,000 278
RadNet (1) 10,200 208
Select Medical Holdings  21,700 480
Signify Health, Class A (1) 5,800 169
Surgery Partners (1) 4,800 112
Tenet Healthcare (1) 16,200 836
16,913
Health Care Technology 0.9%
CareCloud (1)(2) 23,700 99
Certara (1) 12,500 166
Change Healthcare (1) 24,465 672
Doximity, Class A (1)(2) 13,000 393
Evolent Health, Class A (1) 12,700 456
Health Catalyst (1) 10,200 99
HealthStream (1) 9,300 198
Multiplan (1)(2) 43,000 123
NextGen Healthcare (1) 16,000 283
Phreesia (1) 8,700 222
Schrodinger (1) 6,600 165
Sharecare (1)(2) 70,400 134
Teladoc Health (1) 22,912 581
Veeva Systems, Class A (1) 21,953 3,619
7,210
Life Sciences Tools & Services 1.0%
10X Genomics, Class A (1) 13,700 390

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Adaptive Biotechnologies (1) 25,700 183
Avantor (1) 88,173 1,728
Azenta  11,700 501
Bruker  15,050 799
Codexis (1) 33,100 201
CryoPort (1) 8,000 195
Inotiv (1)(2) 12,000 202
Maravai LifeSciences Holdings, Class A (1) 17,700 452
Medpace Holdings (1) 4,200 660
NanoString Technologies (1) 9,300 119
NeoGenomics (1) 20,900 180
Pacific Biosciences of California (1)(2) 51,700 300
Personalis (1)(2) 65,900 196
Quantum-Si (1)(2) 30,000 82
Repligen (1) 7,800 1,459
Seer (1) 13,900 108
Sotera Health (1) 7,000 48
Syneos Health (1) 15,100 712
8,515
Pharmaceuticals 1.4%
Aclaris Therapeutics (1) 16,300 256
Aerie Pharmaceuticals (1) 9,200 139
Arvinas (1) 8,457 376
Atea Pharmaceuticals (1) 15,800 90
Axsome Therapeutics (1)(2) 4,200 187
Cassava Sciences (1)(2) 7,600 318
CinCor Pharma (1) 5,316 174
Collegium Pharmaceutical (1) 12,000 192
Corcept Therapeutics (1) 12,700 326
Durect (1)(2) 61,600 36
Elanco Animal Health (1) 79,738 989
Evolus (1) 15,500 125
Fulcrum Therapeutics (1)(2) 27,400 222
Harmony Biosciences Holdings (1) 5,000 221
Harrow Health (1) 18,800 227
Innoviva (1) 17,400 202
Intra-Cellular Therapies (1) 17,700 824
Jazz Pharmaceuticals (1) 7,500 1,000
Lipocine (1) 90,600 41
Nektar Therapeutics (1) 41,160 132
NGM Biopharmaceuticals (1) 24,800 324
Nuvation Bio (1) 63,100 141
Pacira BioSciences (1) 7,100 378
Perrigo  19,903 710
Phibro Animal Health, Class A  9,600 128

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Prestige Consumer Healthcare (1) 8,571 427
Reata Pharmaceuticals, Class A (1)(2) 6,200 156
Revance Therapeutics (1) 18,500 499
Royalty Pharma, Class A  52,012 2,090
Supernus Pharmaceuticals (1) 6,900 233
TEVA Pharm, Rights, 2/20/23 (1)(2)(3) 81,200 —
Xeris Biopharma Holdings, CVR (1)(3) 36,100 15
11,178
Total Health Care 115,403
INDUSTRIALS & BUSINESS SERVICES 14.3%
Aerospace & Defense 1.1%
Aerojet Rocketdyne Holdings (1) 14,410 576
AeroVironment (1) 3,900 325
Astra Space (1)(2) 62,700 38
Axon Enterprise (1) 10,179 1,178
BWX Technologies  13,037 657
Curtiss-Wright  6,300 877
Ducommun (1) 2,900 115
HEICO  4,671 673
HEICO, Class A  10,425 1,195
Hexcel  8,700 450
Kaman  9,033 252
Maxar Technologies  12,000 225
Mercury Systems (1) 7,300 296
Moog, Class A  5,630 396
National Presto Industries  2,100 137
Park Aerospace  11,300 125
Parsons (1) 4,600 180
Spirit AeroSystems Holdings, Class A  14,400 316
Triumph Group (1) 21,900 188
V2X (1) 6,644 235
Virgin Galactic Holdings (1)(2) 22,900 108
Woodward  9,100 730
9,272
Air Freight & Logistics 0.2%
Air Transport Services Group (1)(2) 11,300 272
Forward Air  3,500 316
GXO Logistics (1) 16,300 571
Hub Group, Class A (1) 5,300 366
1,525
Airlines 0.1%
Allegiant Travel (1) 2,500 183
Frontier Group Holdings (1) 9,000 87
JetBlue Airways (1) 25,400 169

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Joby Aviation (1) 42,700 185
SkyWest (1) 11,330 184
Spirit Airlines (1) 16,900 318
Sun Country Airlines Holdings (1)(2) 6,200 84
1,210
Building Products 1.6%
AAON  6,690 360
Advanced Drainage Systems  8,791 1,093
Alpha Pro Tech (1) 16,000 65
Apogee Enterprises  7,700 294
Armstrong World Industries  8,300 658
AZEK (1)(2) 11,506 191
Builders FirstSource (1) 24,918 1,468
Carlisle  6,320 1,772
CSW Industrials  2,400 288
Gibraltar Industries (1) 6,800 278
Griffon  10,500 310
Hayward Holdings (1) 13,400 119
JELD-WEN Holding (1) 11,900 104
Lennox International  4,990 1,111
Masonite International (1) 3,900 278
Owens Corning  14,400 1,132
PGT Innovations (1) 15,419 323
Resideo Technologies (1) 22,644 432
Simpson Manufacturing  5,600 439
Trex (1) 18,200 800
UFP Industries  8,770 633
Zurn Elkay Water Solutions  18,600 456
12,604
Commercial Services & Supplies 1.0%
ABM Industries  11,150 426
ACCO Brands  27,700 136
ACV Auctions, Class A (1)(2) 19,300 139
Aurora Innovation (1) 52,297 116
Brady, Class A  9,500 396
Brink's  7,749 375
Casella Waste Systems, Class A (1) 7,375 563
Cimpress (1) 3,800 93
Clean Harbors (1) 7,600 836
CoreCivic (1) 24,596 217
Deluxe  6,700 112
Ennis  5,753 116
GEO Group (1)(2) 29,295 226
Harsco (1) 24,760 93
Healthcare Services Group  13,850 167

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HNI  5,580 148
IAA (1) 19,800 631
Interface  8,600 77
KAR Auction Services (1) 20,400 228
Kimball International, Class B  28,590 180
Matthews International, Class A  7,700 173
MillerKnoll  14,006 218
MSA Safety  5,500 601
Pitney Bowes  40,100 93
Quad/Graphics (1) 16,700 43
Steelcase, Class A  14,559 95
Stericycle (1) 14,300 602
Tetra Tech  7,150 919
UniFirst  1,727 291
Viad (1) 6,125 193
8,503
Construction & Engineering 1.2%
AECOM  20,722 1,417
Ameresco, Class A (1)(2) 4,300 286
API Group (1) 23,900 317
Arcosa  6,887 394
Comfort Systems USA  6,198 603
Construction Partners, Class A (1) 7,200 189
Dycom Industries (1) 4,963 474
EMCOR Group  8,060 931
Fluor (1) 20,237 504
Granite Construction  9,314 236
MasTec (1) 8,950 568
Matrix Service (1) 22,400 93
MDU Resources Group  26,791 733
MYR Group (1) 1,800 153
Primoris Services  11,600 188
Sterling Infrastructure (1) 7,063 152
Valmont Industries  3,500 940
WillScot Mobile Mini Holdings (1) 33,237 1,340
9,518
Electrical Equipment 1.7%
Acuity Brands  5,100 803
American Superconductor (1) 45,600 200
Array Technologies (1)(2) 22,400 371
Atkore (1) 7,100 552
AZZ  8,400 307
Blink Charging (1)(2) 5,500 98
Bloom Energy, Class A (1)(2) 32,000 640
ChargePoint Holdings (1) 23,600 348

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Encore Wire  3,600 416
EnerSys  4,800 279
Enovix (1)(2) 18,800 345
FTC Solar (1)(2) 17,700 52
FuelCell Energy (1)(2) 51,600 176
GrafTech International  37,100 160
Hubbell  7,733 1,725
LSI Industries  15,525 119
nVent Electric  27,400 866
Plug Power (1)(2) 77,800 1,635
Regal Rexnord  7,847 1,101
Sensata Technologies Holding  22,600 843
Shoals Technologies Group, Class A (1) 19,446 419
Stem (1)(2) 18,200 243
SunPower (1)(2) 14,900 343
Sunrun (1) 31,005 855
Sunworks (1)(2) 27,900 78
Thermon Group Holdings (1) 11,751 181
Vertiv Holdings  43,100 419
Vicor (1) 3,300 195
13,769
Machinery 2.7%
3D Systems (1)(2) 31,850 254
AGCO  9,050 870
Alamo Group  2,700 330
Albany International, Class A  5,803 457
Allison Transmission Holdings  4,900 165
Altra Industrial Motion  11,000 370
Astec Industries  4,900 153
Barnes Group  6,200 179
Chart Industries (1) 5,600 1,032
Commercial Vehicle Group (1) 25,000 113
Crane Holdings  6,841 599
Desktop Metal, Class A (1)(2) 50,600 131
Donaldson  17,842 874
Douglas Dynamics  8,300 233
Enerpac Tool Group  11,000 196
EnPro Industries  5,050 429
Esab  8,014 267
ESCO Technologies  5,640 414
Evoqua Water Technologies (1) 17,700 585
Federal Signal  10,700 399
Flowserve  11,090 269
Franklin Electric  4,100 335
Graco  19,754 1,184

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Greenbrier  6,800 165
Helios Technologies  6,000 304
Hillenbrand  14,400 529
Hurco  5,900 133
Hydrofarm Holdings Group (1)(2) 19,300 37
Hyliion Holdings (1)(2) 44,400 127
Hyster-Yale Materials Handling  2,200 47
ITT  9,500 621
John Bean Technologies  5,472 471
Kadant  1,000 167
Kennametal  15,900 327
Lincoln Electric Holdings  5,980 752
Microvast Holdings (1)(2) 70,000 127
Middleby (1) 8,493 1,089
Mueller Industries  7,400 440
Mueller Water Products, Class A  37,943 390
NN (1) 41,800 71
Oshkosh  7,600 534
Park-Ohio Holdings  5,400 61
Proterra (1)(2) 31,700 158
Proto Labs (1) 4,900 179
RBC Bearings (1) 4,600 956
Shyft Group  8,300 170
SPX Technologies (1) 8,705 481
Tennant  4,700 266
Terex  10,200 303
Timken  11,750 694
Titan International (1) 16,050 195
Toro  14,520 1,256
Trinity Industries  9,658 206
Wabash National  12,400 193
Watts Water Technologies, Class A  3,450 434
21,721
Marine 0.1%
Kirby (1) 10,300 626
Matson  7,350 452
1,078
Professional Services 1.7%
Alight, Class A (1) 22,900 168
ASGN (1) 7,650 691
Booz Allen Hamilton Holding  19,400 1,792
CACI International, Class A (1) 3,600 940
CBIZ (1) 9,577 410
Clarivate (1) 48,191 452
CRA International  1,873 166

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dun & Bradstreet Holdings  12,562 156
Exponent  8,100 710
Forrester Research (1) 5,200 187
FTI Consulting (1) 5,495 911
Heidrick & Struggles International  6,558 170
Hill International (1) 33,200 110
Huron Consulting Group (1) 2,760 183
ICF International  3,017 329
Insperity  4,900 500
KBR  21,600 933
Kforce  4,856 285
Korn Ferry  9,100 427
ManpowerGroup  7,142 462
Mastech Digital (1) 11,282 167
Science Applications International  8,771 776
TransUnion  31,563 1,878
TriNet Group (1) 4,200 299
TrueBlue (1) 5,600 107
Upwork (1) 20,600 281
Willdan Group (1) 5,500 81
13,571
Road & Rail 1.8%
AMERCO  1,200 611
ArcBest  3,500 255
Avis Budget Group (1) 5,151 765
Covenant Logistics Group  6,100 175
Heartland Express  17,323 248
Hertz Global Holdings (1)(2) 11,584 189
Knight-Swift Transportation Holdings  25,292 1,237
Landstar System  5,400 780
Lyft, Class A (1) 41,700 549
Marten Transport  8,800 169
Ryder System  3,275 247
Saia (1) 4,400 836
TuSimple Holdings, Class A (1) 12,200 93
U.S. Xpress Enterprises, Class A (1) 27,700 68
Uber Technologies (1) 276,467 7,326
Werner Enterprises  7,353 276
XPO Logistics (1) 13,500 601
Yellow (1) 13,988 71
14,496
Trading Companies & Distributors 1.1%
Air Lease  15,625 485
Applied Industrial Technologies  6,962 716
Beacon Roofing Supply (1) 6,100 334

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BlueLinx Holdings (1) 2,500 155
Boise Cascade  7,500 446
Distribution Solutions Group (1) 4,500 127
GATX  5,450 464
GMS (1) 7,685 307
H&E Equipment Services  7,610 216
Herc Holdings  3,855 400
McGrath RentCorp  4,300 361
MRC Global (1) 20,600 148
MSC Industrial Direct, Class A  5,800 422
NOW (1) 27,700 278
Rush Enterprises, Class A  9,200 403
SiteOne Landscape Supply (1) 6,000 625
Titan Machinery (1) 6,900 195
Triton International  6,600 361
Univar Solutions (1) 25,800 587
Veritiv (1) 1,100 108
Watsco  4,400 1,133
WESCO International (1) 6,658 795
Willis Lease Finance (1) 2,700 88
9,154
Total Industrials & Business Services 116,421
INFORMATION TECHNOLOGY 19.0%
Communications Equipment 0.6%
CalAmp (1) 32,000 123
Calix (1) 9,800 599
Ciena (1) 22,000 889
Clearfield (1) 600 63
CommScope Holding (1) 25,600 236
Comtech Telecommunications  11,660 117
Digi International (1) 7,877 272
Infinera (1)(2) 37,300 181
KVH Industries (1) 15,400 142
Lumentum Holdings (1) 11,260 772
NETGEAR (1) 11,400 228
NetScout Systems (1) 9,400 294
Ribbon Communications (1) 49,400 110
Ubiquiti (2) 1,300 382
Viasat (1) 11,600 351
Viavi Solutions (1) 35,800 467
5,226
Electronic Equipment, Instruments & Components 1.8%
Advanced Energy Industries  5,750 445
Aeva Technologies (1) 64,700 121

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arlo Technologies (1) 34,952 162
Arrow Electronics (1) 7,975 735
Avnet  11,150 403
Badger Meter  4,400 407
Belden  6,763 406
Benchmark Electronics  12,200 302
Cognex  26,700 1,107
Coherent (1) 19,447 678
CTS  7,158 298
ePlus (1) 7,900 328
Fabrinet (1) 6,400 611
FARO Technologies (1) 5,900 162
Insight Enterprises (1) 5,150 424
IPG Photonics (1) 2,100 177
Itron (1) 5,500 232
Jabil  17,100 987
Kimball Electronics (1) 14,131 242
Knowles (1) 20,700 252
Lightwave Logic (1)(2) 14,900 109
Littelfuse  4,139 822
Luna Innovations (1) 32,400 144
Methode Electronics  7,250 269
MicroVision (1)(2) 35,200 127
National Instruments  18,225 688
Novanta (1) 5,751 665
OSI Systems (1) 3,838 277
PC Connection  4,800 216
Plexus (1) 4,260 373
Powerfleet (1) 15,900 49
Rogers (1) 2,650 641
Sanmina (1) 9,900 456
ScanSource (1) 8,500 225
TD SYNNEX  4,300 349
Velodyne Lidar (1)(2) 53,700 51
Vishay Intertechnology  6,278 112
Vishay Precision Group (1) 7,673 227
Vontier  26,600 445
14,724
IT Services 4.2%
Affirm Holdings (1)(2) 22,693 426
BigCommerce Holdings, Series 1 (1) 25,800 382
Block, Class A (1) 71,267 3,919
Cloudflare, Class A (1) 40,900 2,262
Concentrix  6,600 737
Conduent (1) 46,600 156

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CSG Systems International  7,000 370
Euronet Worldwide (1) 8,150 617
EVERTEC  12,500 392
Evo Payments, Class A (1) 9,000 300
ExlService Holdings (1) 5,400 796
Fastly, Class A (1)(2) 20,000 183
Genpact  19,800 867
GoDaddy, Class A (1) 23,500 1,666
Grid Dynamics Holdings (1) 7,600 142
Hackett Group  15,300 271
Innodata (1) 17,300 52
Kratos Defense & Security Solutions (1) 28,200 286
Kyndryl Holdings (1) 23,000 190
Marqeta, Class A (1) 50,200 357
Maximus  9,200 532
MoneyGram International (1) 15,300 159
MongoDB (1) 10,461 2,077
Okta (1) 21,874 1,244
Payoneer Global (1) 60,600 367
Perficient (1) 4,800 312
Rackspace Technology (1)(2) 24,400 99
Sabre (1)(2) 41,700 215
Shift4 Payments, Class A (1) 7,300 326
Snowflake, Class A (1) 42,225 7,177
SolarWinds (1) 18,150 141
SS&C Technologies Holdings  29,300 1,399
Switch, Class A  17,000 573
TaskUS, Class A (1)(2) 5,000 80
Toast, Class A (1) 42,893 717
TTEC Holdings  2,590 115
Twilio, Class A (1) 26,000 1,798
Unisys (1) 20,000 151
Verra Mobility (1) 23,900 367
Western Union  47,161 637
WEX (1) 6,800 863
WidePoint (1) 20,700 44
33,764
Semiconductors & Semiconductor Equipment 2.7%
ACM Research, Class A (1)(2) 10,800 135
Alpha & Omega Semiconductor (1) 5,600 172
Ambarella (1) 6,000 337
Amkor Technology  7,520 128
Atomera (1)(2) 10,300 104
Cirrus Logic (1) 8,740 601
Cohu (1) 10,300 266

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CyberOptics (1) 3,224 173
Diodes (1) 5,950 386
Entegris  23,318 1,936
First Solar (1) 15,200 2,011
FormFactor (1) 9,100 228
Impinj (1) 3,800 304
Kopin (1)(2) 52,400 55
Kulicke & Soffa Industries  10,700 412
Lattice Semiconductor (1) 20,100 989
MACOM Technology Solutions Holdings (1) 8,100 419
Marvell Technology  127,279 5,462
MaxLinear (1) 11,870 387
Meta Materials (1)(2) 69,400 45
MKS Instruments  7,400 612
NVE  3,600 168
Onto Innovation (1) 8,400 538
Photronics (1) 7,450 109
Pixelworks (1)(2) 45,600 73
Power Integrations  9,300 598
Rambus (1) 19,200 488
Semtech (1) 11,900 350
Silicon Laboratories (1) 6,100 753
SiTime (1) 2,500 197
Synaptics (1) 5,975 592
Universal Display  6,900 651
Wolfspeed (1) 17,800 1,840
21,519
Software 9.3%
8x8 (1)(2) 40,700 140
ACI Worldwide (1) 19,100 399
Agilysys (1) 3,295 182
Alarm.com Holdings (1) 7,650 496
Altair Engineering, Class A (1) 7,000 310
Alteryx, Class A (1) 7,791 435
Appfolio, Class A (1) 3,094 324
Appian, Class A (1)(2) 11,900 486
AppLovin, Class A (1)(2) 7,412 144
Asana, Class A (1)(2) 11,598 258
Aspen Technology (1) 4,410 1,050
Asure Software (1) 27,700 158
Avalara (1) 12,604 1,157
Avaya Holdings (1)(2) 59,200 94
Benefitfocus (1)(2) 17,736 113
Bentley Systems, Class B  26,100 798
Bill.com Holdings (1) 13,700 1,813

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Black Knight (1) 22,952 1,486
Blackbaud (1) 8,200 361
Blackline (1) 6,904 414
Box, Class A (1) 22,800 556
BTRS Holdings, Class 1 (1) 20,286 188
C3.ai, Class A (1)(2) 10,200 127
Cerence (1) 9,188 145
CommVault Systems (1) 5,300 281
Confluent, Class A (1) 15,800 376
Consensus Cloud Solutions (1) 4,466 211
Coupa Software (1) 13,400 788
Crowdstrike Holdings, Class A (1) 31,560 5,201
Datadog, Class A (1) 37,600 3,338
Digimarc (1)(2) 9,900 134
Digital Turbine (1) 16,200 233
DocuSign (1) 29,000 1,551
Dolby Laboratories, Class A  9,140 595
Domo, Class B (1) 6,100 110
Dropbox, Class A (1) 38,860 805
Duck Creek Technologies (1) 13,728 163
Dynatrace (1) 30,773 1,071
E2open Parent Holdings (1)(2) 33,500 203
Elastic (1) 11,000 789
Envestnet (1) 8,800 391
Everbridge (1) 6,587 203
Fair Isaac (1) 3,885 1,601
Five9 (1) 10,400 780
Gitlab, Class A (1)(2) 4,600 236
Guidewire Software (1) 12,000 739
HubSpot (1) 6,750 1,823
Intellicheck (1) 19,500 49
InterDigital  5,460 221
Jamf Holding (1) 7,900 175
KnowBe4, Class A (1) 11,300 235
LivePerson (1)(2) 16,600 156
LiveRamp Holdings (1) 12,400 225
Manhattan Associates (1) 9,740 1,296
Marathon Digital Holdings (1)(2) 12,400 133
Matterport (1) 71,000 269
MicroStrategy, Class A (1)(2) 1,256 267
Mitek Systems (1) 13,600 125
Momentive Global (1) 21,900 127
N-able (1) 13,550 125
nCino (1)(2) 7,731 264
NCR (1) 19,600 373
New Relic (1) 9,600 551

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nutanix, Class A (1) 36,100 752
Olo, Class A (1)(2) 18,700 148
ON24 (1) 27,500 242
PagerDuty (1) 16,800 388
Palantir Technologies, Class A (1) 235,000 1,911
Palo Alto Networks (1) 43,350 7,100
Paylocity Holding (1) 6,100 1,474
Pegasystems  5,800 186
Procore Technologies (1) 10,007 495
Progress Software  6,200 264
PROS Holdings (1) 9,200 227
Q2 Holdings (1) 10,900 351
Qualtrics International, Class A (1) 17,200 175
Qualys (1) 4,500 627
Rapid7 (1) 8,533 366
RingCentral, Class A (1) 11,479 459
Riot Blockchain (1)(2) 13,700 96
SentinelOne, Class A (1) 27,208 695
Smartsheet, Class A (1) 19,750 679
Splunk (1) 24,000 1,805
Sprout Social, Class A (1) 6,900 419
SPS Commerce (1) 5,300 658
Sumo Logic (1) 16,305 122
Telos (1) 9,106 81
Tenable Holdings (1) 14,100 491
Teradata (1) 16,651 517
UiPath, Class A (1) 41,339 521
Unity Software (1) 23,100 736
Varonis Systems (1) 16,656 442
Verint Systems (1) 7,900 265
Veritone (1)(2) 11,400 64
Vertex, Class A (1) 6,630 91
VirnetX Holding (1)(2) 48,700 57
VMware, Class A  28,664 3,052
Workday, Class A (1) 30,177 4,594
Workiva (1) 9,000 700
Xperi Holding  16,964 240
Zendesk (1) 18,400 1,400
Zoom Video Communications, Class A (1) 35,300 2,598
Zscaler (1) 11,557 1,900
Zuora, Class A (1) 23,300 172
75,407
Technology Hardware, Storage & Peripherals 0.4%
Dell Technologies, Class C  38,597 1,319
Diebold Nixdorf (1) 34,100 83

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eastman Kodak (1)(2) 19,000 87
Immersion (1) 56,700 311
Intevac (1) 22,200 103
Pure Storage, Class A (1) 41,900 1,147
Quantum (1)(2) 74,600 81
Super Micro Computer (1) 3,100 171
Turtle Beach (1)(2) 12,400 85
Xerox Holdings  11,200 146
3,533
Total Information Technology 154,173
MATERIALS 4.0%
Chemicals 1.7%
American Vanguard  12,466 233
Amyris (1)(2) 30,500 89
Ashland  6,100 579
Avient  14,230 431
Axalta Coating Systems (1) 29,700 626
Balchem  5,700 693
Cabot  10,050 642
Chase  3,350 280
Chemours  24,900 614
Ecovyst (1) 12,600 106
Element Solutions  27,800 452
Ginkgo Bioworks Holdings (1)(2) 152,333 475
HB Fuller  6,940 417
Huntsman  29,100 714
Ingevity (1) 7,700 467
Innospec  4,700 403
Koppers Holdings  9,800 204
Livent (1)(2) 25,000 766
Minerals Technologies  2,410 119
NewMarket  700 211
Olin  19,130 820
PureCycle Technologies (1)(2) 20,000 161
Quaker Chemical (2) 2,500 361
RPM International  19,400 1,616
Scotts Miracle-Gro  6,100 261
Sensient Technologies  4,780 332
Stepan  3,100 290
Trinseo  6,900 126
Tronox Holdings, Class A  17,600 216
Valvoline  28,087 712
Westlake  5,342 464
13,880

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction Materials 0.1%
Eagle Materials  6,670 715
Summit Materials, Class A (1)(2) 16,392 393
1,108
Containers & Packaging 0.7%
AptarGroup  10,960 1,041
Berry Global Group (1) 17,800 828
Crown Holdings  18,050 1,463
Graphic Packaging Holding  30,413 600
Greif, Class A  5,200 310
Myers Industries  13,885 229
O-I Glass (1) 29,500 382
Silgan Holdings  5,340 224
Sonoco Products  8,987 510
TriMas  7,800 196
5,783
Metals & Mining 1.4%
Alcoa  23,844 803
Alpha Metallurgical Resources  2,900 397
Ampco-Pittsburgh (1) 21,600 79
Arconic (1) 15,300 261
ATI (1) 12,300 327
Carpenter Technology  8,700 271
Century Aluminum (1)(2) 20,500 108
Cleveland-Cliffs (1)(2) 66,780 899
Coeur Mining (1) 43,900 150
Commercial Metals  14,100 500
Compass Minerals International  4,600 177
Gold Resource (2) 99,800 165
Haynes International  3,897 137
Hecla Mining  85,000 335
Kaiser Aluminum  1,236 76
Materion  2,600 208
McEwen Mining (1)(2) 45,380 148
MP Materials (1)(2) 10,800 295
Olympic Steel  6,200 141
Piedmont Lithium (1) 3,000 160
Reliance Steel & Aluminum  10,164 1,773
Royal Gold  8,950 840
Ryerson Holding  4,300 111
Schnitzer Steel Industries, Class A  6,300 179
Steel Dynamics  24,228 1,719
TimkenSteel (1)(2) 10,000 150
United States Steel  35,200 638

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Warrior Met Coal  9,400 267
Worthington Industries  5,863 224
11,538
Paper & Forest Products 0.1%
Clearwater Paper (1) 7,288 274
Glatfelter  79,500 247
Louisiana-Pacific  10,900 558
Sylvamo  2,900 99
1,178
Total Materials 33,487
REAL ESTATE 6.4%
Equity Real Estate Investment Trusts 5.8%
Acadia Realty Trust, REIT  19,079 241
Agree Realty, REIT  8,300 561
Alexander's, REIT  900 188
American Homes 4 Rent, Class A, REIT  48,563 1,593
Americold Realty Trust, REIT  32,331 795
Apartment Income REIT  28,900 1,116
Apartment Investment & Management, Class A, REIT  41,458 303
Apple Hospitality REIT  38,200 537
Bluerock Residential Growth REIT  7,600 203
Brandywine Realty Trust, REIT  25,043 169
Brixmor Property Group, REIT  41,600 768
Broadstone Net Lease, REIT  15,200 236
CareTrust REIT  19,500 353
Centerspace, REIT  3,200 215
Community Healthcare Trust, REIT  7,300 239
Corporate Office Properties Trust, REIT  22,100 513
Cousins Properties, REIT  23,131 540
CubeSmart, REIT  37,281 1,494
DiamondRock Hospitality, REIT  30,600 230
Diversified Healthcare Trust, REIT  118,800 118
Douglas Emmett, REIT  24,600 441
Easterly Government Properties, REIT  14,986 236
EastGroup Properties, REIT  6,896 995
Empire State Realty Trust, Class A, REIT  39,700 260
EPR Properties, REIT  12,300 441
Equity Commonwealth, REIT  7,176 175
Equity LifeStyle Properties, REIT  29,002 1,823
Essential Properties Realty Trust, REIT  19,300 375
First Industrial Realty Trust, REIT  14,465 648
Franklin Street Properties, REIT  47,700 125
Gaming & Leisure Properties, REIT  29,598 1,309
Getty Realty, REIT  11,643 313

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gladstone Commercial, REIT  17,000 264
Gladstone Land, REIT (2) 11,109 201
Global Self Storage, REIT  33,399 196
Healthcare Realty Trust, REIT  52,137 1,087
Hersha Hospitality Trust, Class A, REIT  22,600 180
Highwoods Properties, REIT  17,513 472
Hudson Pacific Properties, REIT  20,600 226
Independence Realty Trust, REIT  18,500 310
Innovative Industrial Properties, REIT  3,400 301
JBG SMITH Properties, REIT (2) 22,300 414
Kilroy Realty, REIT  16,620 700
Kite Realty Group Trust, REIT  26,421 455
Lamar Advertising, Class A, REIT  11,592 956
Life Storage, REIT  9,900 1,097
LTC Properties, REIT  11,016 413
LXP Industrial Trust, REIT  37,929 347
Macerich, REIT  34,557 274
Medical Properties Trust, REIT  78,500 931
National Health Investors, REIT  4,120 233
National Retail Properties, REIT  24,030 958
National Storage Affiliates Trust, REIT  10,200 424
Necessity Retail REIT  45,100 265
Office Properties Income Trust, REIT  15,700 221
Omega Healthcare Investors, REIT  33,750 995
Outfront Media, REIT  22,300 339
Paramount Group, REIT  28,200 176
Park Hotels & Resorts, REIT  36,400 410
Pebblebrook Hotel Trust, REIT  21,801 316
Phillips Edison, REIT (2) 8,900 250
Physicians Realty Trust, REIT  35,000 526
Piedmont Office Realty Trust, Class A, REIT  15,000 158
Postal Realty Trust, Class A, REIT (2) 12,200 179
PotlatchDeltic, REIT  10,059 413
Rayonier, REIT  21,151 634
Rexford Industrial Realty, REIT  27,289 1,419
RLJ Lodging Trust, REIT  32,700 331
RPT Realty, REIT  34,100 258
Ryman Hospitality Properties, REIT  8,026 591
Sabra Health Care REIT  35,700 468
Safehold, REIT (2) 2,400 64
Saul Centers, REIT  6,819 256
Service Properties Trust, REIT  14,100 73
SITE Centers, REIT  33,900 363
SL Green Realty, REIT (2) 9,488 381
Spirit Realty Capital, REIT  15,360 555
STAG Industrial, REIT  22,900 651

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
STORE Capital, REIT  27,700 868
Summit Hotel Properties, REIT  26,600 179
Sun Communities, REIT  19,150 2,592
Sunstone Hotel Investors, REIT  39,994 377
Tanger Factory Outlet Centers, REIT  16,700 228
Terreno Realty, REIT  13,625 722
UMH Properties, REIT  15,372 248
Uniti Group, REIT  35,100 244
Universal Health Realty Income Trust, REIT  5,150 223
Urban Edge Properties, REIT  24,800 331
Urstadt Biddle Properties, Class A, REIT  16,296 253
Veris Residential, REIT (1) 18,000 205
Washington Real Estate Investment Trust, REIT  14,200 249
WP Carey, REIT  26,415 1,844
Xenia Hotels & Resorts, REIT  24,100 332
47,179
Real Estate Management & Development 0.6%
Altisource Portfolio Solutions (1)(2) 6,100 80
Anywhere Real Estate (1) 18,000 146
Cushman & Wakefield (1) 18,600 213
DigitalBridge Group  22,300 279
Douglas Elliman  51,941 213
eXp World Holdings (2) 15,400 173
FRP Holdings (1) 4,700 255
Howard Hughes (1) 5,300 293
Jones Lang LaSalle (1) 6,910 1,044
Kennedy-Wilson Holdings  20,200 312
Newmark Group, Class A  25,804 208
Opendoor Technologies, Class A (1) 65,900 205
Rafael Holdings, Class B (1) 29,321 53
Redfin (1)(2) 19,500 114
Seritage Growth Properties, Class A, REIT (1) 16,600 150
Tejon Ranch (1) 15,200 219
Zillow Group, Class A (1) 5,741 164
Zillow Group, Class C (1) 24,782 709
4,830
Total Real Estate 52,009
UTILITIES 2.1%
Electric Utilities 0.6%
ALLETE  7,182 359
Avangrid (2) 6,500 271
Genie Energy, Class B  23,842 223
Hawaiian Electric Industries  18,000 624
IDACORP  7,834 776

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MGE Energy  7,155 470
OGE Energy  27,600 1,006
Otter Tail  6,850 421
PNM Resources  7,219 330
Portland General Electric  10,300 448
Via Renewables (2) 24,500 169
5,097
Gas Utilities 0.6%
Chesapeake Utilities  3,700 427
National Fuel Gas  14,292 880
New Jersey Resources  16,150 625
Northwest Natural Holding  7,490 325
ONE Gas  9,400 662
RGC Resources  11,879 250
South Jersey Industries  10,640 355
Southwest Gas Holdings  8,100 565
Spire  3,010 188
UGI  21,790 704
4,981
Independent Power & Renewable Electricity Producers 0.3%
Clearway Energy, Class C  7,693 245
Montauk Renewables (1) 8,300 145
Ormat Technologies  6,200 534
Sunnova Energy International (1) 12,900 285
Vistra  64,530 1,355
2,564
Multi-Utilities 0.2%
Avista  10,890 404
Black Hills  8,140 551
NorthWestern  8,500 419
Unitil  6,984 324
1,698
Water Utilities 0.4%
American States Water  7,300 569
California Water Service Group  9,650 508
Essential Utilities  33,032 1,367
Middlesex Water  3,800 293
SJW Group  4,960 286
3,023
Total Utilities 17,363
Total Common Stocks (Cost $650,091) 806,565

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 3.07% (4)(5) 7,583,371 7,583
7,583
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.279%, 2/16/23 (6) 330,000 326
326
Total Short-Term Investments (Cost $7,909) 7,909
SECURITIES LENDING COLLATERAL 4.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 4.8%
Money Market Funds 4.8%
T. Rowe Price Government Reserve Fund, 3.07% (4)(5) 38,717,735 38,718
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 38,718
Total Securities Lending Collateral (Cost $38,718) 38,718
Total Investments in Securities 105.2%
(Cost $696,718) $ 853,192
Other Assets Less Liabilities (5.2)% (42,071)
Net Assets 100.0% $ 811,121
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At September 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 42 Russell 2000 E-Mini Index contracts 12/22 3,507 $ (441)
Long, 5 S&P MidCap 400 E-Mini Index contracts 12/22 1,104 (140)
Net payments (receipts) of variation margin to date 547
Variation margin receivable (payable) on open futures contracts $ (34)

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 21++
Totals $ —# $ — $ 21+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 42,645  ¤  ¤ $ 46,301
Total $ 46,301^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $21 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $46,301.

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Extended Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Extended Equity Market Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE Extended Equity Market Index Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 806,545 $ — $ 20 $ 806,565
Short-Term Investments 7,583 326 — 7,909
Securities Lending Collateral 38,718 — — 38,718
Total $ 852,846 $ 326 $ 20 $ 853,192
Liabilities
Futures Contracts* $ 581 $ — $ — $ 581
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F124-054Q3 09/22